United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kara Downing
Title: 	Chief Compliance Officer
Phone:	216-464-6266
Signature, Place and Date of Signing:

Kara Downing	Cleveland, Ohio		February 1, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	38

Form 13F Information Table Value Total:	$77,062,907


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class		(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corp.                    	Com	30231G102	13,150	155149	Sole		155149
ConocoPhillips                       	Com	20825C104	2,981	40908	Sole		40908
Intel Corporation                    	Com	458140100	2,641	108904	Sole		108904
Mylan Inc.                           	Com	628530107	2,574	119935	Sole		119935
International Business Machine       	Com	459200101	2,566	13957	Sole		13957
Procter & Gamble Co                  	Com	742718109	2,500	37474	Sole		37474
Novartis A G ADR                     	Com	66987V109	2,479	43354	Sole		43354
Apple Computer Inc.                  	Com	037833100	2,399	5924	Sole		5924
Google Inc.                          	Com	38259P508	2,372	3672	Sole		3672
Danaher Corp Del                     	Com	235851102	2,350	49956	Sole		49956
CVS Caremark Corp                    	Com	126650100	2,294	56247	Sole		56247
Verizon Communications               	Com	92343V104	2,270	56581	Sole		56581
ANSYS Inc.                           	Com	03662Q105	2,221	38781	Sole		38781
Cerner Corporation                   	Com	156782104	2,184	35657	Sole		35657
Lowes Companies Inc.                 	Com	548661107	2,183	86032	Sole		86032
Kohls Corporation                    	Com	500255104	2,172	44013	Sole		44013
Accenture Ltd.                       	Com	G1151C101	2,054	38589	Sole		38589
Microsoft Corporation                	Com	594918104	2,035	78389	Sole		78389
Colgate Palmolive Co                 	Com	194162103	1,989	21532	Sole		21532
Stericycle Inc.                      	Com	858912108	1,910	24514	Sole		24514
JPMorgan Chase & Co.                 	Com	46625H100	1,900	57157	Sole		57157
Public Svc Enterprise Group In       	Com	744573106	1,711	51837	Sole		51837
Scripps Networks Interactive I       	Com	811065101	1,694	39936	Sole		39936
Chevron Corporation                  	Com	166764100	1,669	15684	Sole		15684
Apache Corp.                         	Com	037411105	1,644	18155	Sole		18155
Wal Mart Stores Inc.                 	Com	931142103	1,528	25564	Sole		25564
Thermo Fisher Scientific Inc.        	Com	883556102	1,527	33957	Sole		33957
Oracle Corporation                   	Com	68389X105	1,502	58550	Sole		58550
Travelers Companies, Inc.            	Com	89417E109	1,489	25159	Sole		25159
BP PLC ADR                           	Com	055622104	1,222	28585	Sole		28585
Fiserv Inc.                          	Com	337738108	1,024	17432	Sole		17432
Freeport-McMoRan	Com	35671D857	735	19979	Sole		19979
Lincoln Elec Hldgs Inc.              	Com	533900106	581	14848	Sole		14848
1/100 Berkshire Htwy Cla             	Com	084990175	459	400	Sole		400
General Elec Company                 	Com	369604103	348	19456	Sole		19456
Philip Morris International In       	Com	718172109	259	3295	Sole		3295
Automatic Data Processing Inc.       	Com	053015103	228	4220	Sole		4220
America Movil S A De C V	Com	02364W105	218	9650	Sole		9650